Leases - Schedule of Future Minimum Lease Receivables under Non-cancellable Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	$ 5,075	$ 8,555
Up to one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	3,480	3,480
One to five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	$ 1,595	$ 5,075